Share-based Compensation (Share Options, Additional Information) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Share Options [Member] USD ($)	Dec. 31, 2013 Share Options [Member] CNY	Dec. 31, 2012 Share Options [Member] CNY	Dec. 31, 2011 Share Options [Member] CNY	Dec. 31, 2013 Former employees [Member] Share Options [Member] USD ($)	Dec. 31, 2013 Former employees [Member] Share Options [Member] CNY	Dec. 31, 2012 Former employees [Member] Share Options [Member]	Dec. 31, 2013 ADS [Member] Share Options [Member] USD ($)	Dec. 31, 2013 Ordinary Shares [Member] Share Options [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)												$ 9.63	$ 1.20
Number of options granted	30,732,900	30,732,900	0	0			0	0
Weighted-average grant date fair values of options granted (US$ per share)					$ 0.50
Cash received from former employees' exercise of options									$ 200,000	1,400,000
Shares issued to former employees after IPO (number of shares)									4,448,873	4,448,873
Contingently issuable shares to be issued upon former employees' request (number of shares)									2,263,518	2,263,518	3,201,342
Recognized Share-based compensation expenses	2,762,000	16,723,000	6,759,000	66,092,000	2,800,000	16,800,000	(100,000)	4,000,000
Unrecognized share-based compensation expenses for options					$ 9,800,000	59,500,000
Period for recognition					3 years 5 months 19 days	3 years 5 months 19 days